Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST III
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018
Supplement [Text Block]	nit3_SupplementTextBlock

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED OCTOBER 1, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018

Effective immediately, Gunther Stein is no longer a portfolio manager for the Funds. Jenny Rhee will continue to serve as the portfolio manager for the Nuveen Symphony Credit Opportunities Fund, and Scott Caraher will continue to serve as the portfolio manager for the Nuveen Symphony Floating Rate Income Fund.

In addition, all references to Class T shares in the prospectus are hereby deleted.

Nuveen Symphony Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit3_SupplementTextBlock

NUVEEN SYMPHONY CREDIT OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 1, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018

Effective immediately, Gunther Stein is no longer a portfolio manager for the Funds. Jenny Rhee will continue to serve as the portfolio manager for the Nuveen Symphony Credit Opportunities Fund, and Scott Caraher will continue to serve as the portfolio manager for the Nuveen Symphony Floating Rate Income Fund.

In addition, all references to Class T shares in the prospectus are hereby deleted.

Nuveen Symphony Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit3_SupplementTextBlock

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED OCTOBER 1, 2018

TO THE PROSPECTUS DATED JANUARY 31, 2018

Effective immediately, Gunther Stein is no longer a portfolio manager for the Funds. Jenny Rhee will continue to serve as the portfolio manager for the Nuveen Symphony Credit Opportunities Fund, and Scott Caraher will continue to serve as the portfolio manager for the Nuveen Symphony Floating Rate Income Fund.

In addition, all references to Class T shares in the prospectus are hereby deleted.